Principles of Consolidation	12 Months Ended
Sep. 30, 2011
Principles of Consolidation
Principles of Consolidation

Note 1—Principles of Consolidation

The consolidated financial statements include the accounts of CMS Bancorp, Inc. (the "Company") and its wholly owned subsidiary, Community Mutual Savings Bank (the "Bank"). The Company's business is conducted principally through the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified in the consolidated financial statements to conform to the current presentation.